Consolidated Statements of Changes in Stockholders' Equity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock [Member]
Statement [Line Items]
Balance (in shares)	0	0	0
Balance	$ 0	$ 0	$ 0
Sale of Series C preferred stock to related parties (in shares)		10,000	10,000
Sale of Series C preferred stock to related parties		$ 5,000	$ 5,000
Conversion of Series C preferred stock to common stock (in shares)			(10,000)
Conversion of Series C preferred stock to common stock			$ (5,000)
Conversion of Series C preferred stock to common stock (in shares)			10,000
Stock-based compensation expense and vesting of restricted stock units (in shares)		0	0
Stock-based compensation expense and vesting of restricted stock units			$ 0
Unrealized loss on marketable securities		$ 0	0
Net loss		0	$ 0
Vesting of restricted stock units		$ 0
Balance (in shares)		10,000	0	0
Balance		$ 5,000	$ 0	$ 0
Unrealized loss on marketable securities		$ 0	$ 0
Common Stock [Member]
Statement [Line Items]
Balance (in shares)	2,039,557	2,038,185	2,038,185	1,280,207
Balance	$ 2,040	$ 2,038	$ 2,038	$ 1,280
Sale of Series C preferred stock to related parties (in shares)			0
Sale of Series C preferred stock to related parties		0	$ 0
Conversion of Series C preferred stock to common stock (in shares)			(200)
Conversion of Series C preferred stock to common stock (in shares)			200
Stock-based compensation expense and vesting of restricted stock units (in shares)	468		1,172
Stock-based compensation expense and vesting of restricted stock units			$ 2
Unrealized loss on marketable securities	$ 0	0	0
Net loss	0	0	$ 0	0
Vesting of restricted stock units	$ 0	$ 207		$ 207
Sale of common stock (in shares)				673,171
Sale of common stock				$ 673
Issuance of common stock upon exercise of warrants (in shares)				84,600
Issuance of common stock upon exercise of warrants				$ 85
Stock-based compensation expense				$ 0
Balance (in shares)	2,040,025	2,038,392	2,039,557	2,038,185
Balance	$ 2,040	$ 2,038	$ 2,040	$ 2,038
Unrealized loss on marketable securities	0	0	0
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	165,847,590	164,914,540	164,914,540	130,722,286
Sale of Series C preferred stock to related parties		0	0
Conversion of Series C preferred stock to common stock			5,000
Stock-based compensation expense and vesting of restricted stock units			928,050
Unrealized loss on marketable securities	0	0	0
Net loss	0	0	0	0
Vesting of restricted stock units	121,371	278,131		0
Sale of common stock				31,093,629
Issuance of common stock upon exercise of warrants				2,201,365
Stock-based compensation expense				897,260
Balance	165,968,961	165,192,671	165,847,590	164,914,540
Unrealized loss on marketable securities	0	0	0
Retained Earnings [Member]
Statement [Line Items]
Balance	(145,596,539)	(130,005,111)	(130,005,111)	(105,909,384)
Sale of Series C preferred stock to related parties		0	0
Stock-based compensation expense and vesting of restricted stock units			0
Unrealized loss on marketable securities	0	0	0
Net loss	(4,092,384)	(4,526,641)	(15,591,428)	(24,095,727)
Vesting of restricted stock units	0	0		0
Sale of common stock				0
Issuance of common stock upon exercise of warrants				0
Stock-based compensation expense				0
Balance	(149,688,923)	(134,531,752)	(145,596,539)	(130,005,111)
Unrealized loss on marketable securities	0	0	0
AOCI Attributable to Parent [Member]
Statement [Line Items]
Balance	(35,375)	0	0
Sale of Series C preferred stock to related parties		0	0
Stock-based compensation expense and vesting of restricted stock units			0
Unrealized loss on marketable securities	32,252	(49,658)	(35,375)
Net loss	0	0	0
Vesting of restricted stock units	0	0
Balance	(3,123)	(49,658)	(35,375)	0
Unrealized loss on marketable securities	32,252	(49,658)	(35,375)
Balance	20,217,716	34,911,467	34,911,467	24,814,182
Sale of Series C preferred stock to related parties		5,000	5,000
Conversion of Series C preferred stock to common stock			(5,000)	0
Stock-based compensation expense and vesting of restricted stock units			928,052
Unrealized loss on marketable securities	32,252	(49,658)	(35,375)	0
Net loss	(4,092,384)	(4,526,641)	(15,591,428)	(24,095,727)
Vesting of restricted stock units	121,371	278,131		0
Sale of common stock				31,094,302
Issuance of common stock upon exercise of warrants				2,201,450
Stock-based compensation expense				897,260
Balance	16,278,955	30,618,299	20,217,716	34,911,467
Unrealized loss on marketable securities	$ 32,252	$ (49,658)	$ (35,375)	$ 0